Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Abstract]
Risk-free interest	1.13%	1.26%	0.93%
Dividend yields	0.00%	0.00%	0.00%
Volatility	76.00%	84.00%	89.00%
Expected option term	3 years 9 months 18 days	4 years	3 years 6 months
Forfeiture rate	0.00%	0.00%	0.00%